UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

     Investment Company Act file number              811-01311
                                        ----------------------------------

                            The Gabelli Mathers Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code:     1-800-422-3554
                                                         -----------------------

               Date of fiscal year end:  December 31
                                        -------------

             Date of reporting period: July 1, 2003 - June 30, 2004
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
HPSC, INC.                                                                  HDR                     Special Meeting Date: 01/12/2004
Issuer: 404264                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO ADOPT AND APPROVE THE AGREEMENT AND PLAN OF                Management            For                No         No
          MERGER, DATED AS OF NOVEMBER 12, 2003, BY AND
          AMONG GENERAL ELECTRIC COMPANY, PATRIOT HFS,
          INC., A WHOLLY-OWNED SUBSIDIARY OF GENERAL ELECTRIC
          COMPANY, AND HPSC, INC.; AND THE MERGER OF PATRIOT
          HFS, INC. INTO HPSC, INC.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                8301                          103              3,000              3,000    01/06/2004

------------------------------------------------------------------------------------------------------------------------------------
ELDERTRUST                                                                  ETT                     Special Meeting Date: 02/03/2004
Issuer: 284560                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF                Management            For                No         No
          MERGER BY AND AMONG ELDERTRUST, VENTAS, INC.,
          A DELAWARE CORPORATION, AND VENTAS SUB, LLC,
          A DELAWARE LIMITED LIABILITY COMPANY AND A WHOLLY-OWNED
          SUBSIDIARY OF VENTAS, INC. DATED AS OF NOVEMBER 19,
          2003, THE MERGER, AND OTHER TRANSACTIONS CONTEMPLATED BY
          THE MERGER AGREEMENT.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       109              4,000              4,000    02/01/2004

------------------------------------------------------------------------------------------------------------------------------------
ON TECHNOLOGY CORPORATION                                                  ONTC                     Special Meeting Date: 02/12/2004
Issuer: 68219P                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO ADOPT AND APPROVE THE AGREEMENT AND PLAN OF                Management            For                No         No
          MERGER BY AND AMONG SYMANTEC CORPORATION, OUTLAW
          ACQUISITION CORPORATION AND ON TECHNOLOGY CORPORATION,
          DATED OCTOBER 27, 2003.

   02     TO GRANT THE BOARD OF DIRECTORS OF THE COMPANY                Management            For                No         No
          DISCRETIONARY AUTHORITY TO ADJOURN THE SPECIAL MEETING
          IF NECESSARY TO SATISFY THE CONDITIONS TO COMPLETING THE
          MERGER AS SET FORTH IN THE MERGER AGREEMENT, INCLUDING
          FOR THE PURPOSE OF SOLICITING PROXIES TO VOTE IN FAVOR
          OF ADOPTION AND APPROVAL OF THE MERGER AGREEMENT AND THE
          TRANSACTIONS CONTEMPLATED THEREBY.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       108              1,000              1,000    02/10/2004

------------------------------------------------------------------------------------------------------------------------------------
SYSTEMS & COMPUTER TECHNOLOGY CORP.                                        SCTC                     Special Meeting Date: 02/12/2004
Issuer: 871873                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF                Management            For                No         No
          MERGER BY AND AMONG SYSTEMS & COMPUTER TECHNOLOGY
          CORPORATION, SUNGARD DATA SYSTEMS INC. AND SCHOOLHOUSE
          ACQUISITION CORP. INC., A WHOLLY-OWNED SUBSIDIARY
          OF SUNGARD, DATED AS OF DECEMBER 9, 2003.

   02     TO GRANT TO THE PROXY HOLDERS THE AUTHORITY TO                Management            For                No         No
          VOTE IN THEIR DISCRETION ON A MOTION TO ADJOURN
          OR POSTPONE THE SPECIAL MEETING.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       105              1,000              1,000    02/10/2004

------------------------------------------------------------------------------------------------------------------------------------
THE DIAL CORPORATION                                                        DL                      Special Meeting Date: 03/24/2004
Issuer: 25247D                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,                 Management            For                No         No
          DATED AS OF DECEMBER 14, 2003, BY AND AMONG HENKEL
          KGAA, HENKEL MERGER CORPORATION AND THE DIAL CORPORATION.

   02     IN THEIR DISCRETION, THE NAMED PROXIES ARE AUTHORIZED         Management            For                No         No
          TO VOTE ON SUCH OTHER BUSINESS AS MAY PROPERLY
          COME BEFORE THE SPECIAL MEETING, INCLUDING ANY
          ADJOURNMENTS, POSTPONEMENTS OR CONTINUATIONS THEREOF.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       101              20,000            20,000    03/23/2004

------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORPORATION                                                UNS                     Special Meeting Date: 03/29/2004
Issuer: 909205                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO APPROVE THE AGREEMENT AND PLAN OF MERGER BETWEEN           Management            For                No         No
          SAGUARO ACQUISITION CORP. AND UNISOURCE ENERGY
          CORPORATION.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       106              15,000            15,000    03/28/2004

------------------------------------------------------------------------------------------------------------------------------------
THERASENSE, INC.                                                           THER                     Special Meeting Date: 04/05/2004
Issuer: 883381                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVAL AND ADOPTION OF THE AGREEMENT AND PLAN               Management            For                No         No
          OF MERGER, DATED AS OF JANUARY 12, 2004, BY AND
          AMONG THERASENSE, INC., ABBOTT LABORATORIES,
          AN ILLINOIS CORPORATION, AND CORVETTE ACQUISITION
          CORP., A DELAWARE CORPORATION AND WHOLLY-OWNED
          SUBSIDIARY OF ABBOTT LABORATORIES, AND THE MERGER
          CONTEMPLATED BY SUCH MERGER AGREEMENT.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       105              2,000              2,000    04/04/2004

------------------------------------------------------------------------------------------------------------------------------------
THE TITAN CORPORATION                                                       TTN                     Special Meeting Date: 04/12/2004
Issuer: 888266                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,                 Management            For                No         No
          DATED AS OF SEPTEMBER 15, 2003, BY AND AMONG LOCKHEED
          MARTIN CORPORATION, LMC SUB ONE, INC. AND THE TITAN
          CORPORATION, AS AMENDED, AND APPROVAL OF THE MERGER
          CONTEMPLATED THEREBY.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       103              10,000            10,000    04/11/2004

------------------------------------------------------------------------------------------------------------------------------------
COLE NATIONAL CORPORATION                                                   CNJ                     Special Meeting Date: 04/20/2004
Issuer: 193290                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     PROPOSAL TO APPROVE AND ADOPT THE AGREEMENT AND               Management            For                No         No
          PLAN OF MERGER, DATED AS OF JANUARY 23, 2004,
          BY AND AMONG LUXOTTICA GROUP S.P.A., COLORADO
          ACQUISITION CORP. AND COLE NATIONAL CORPORATION.

   02     IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED               Management            For                No         No
          TO VOTE ON SUCH OTHER MATTERS AS MAY PROPERLY
          COME BEFORE THE MEETING OR ANY ADJOURNMENT OF THE
          MEETING, INCLUDING THE APPROVAL OF ANY PROPOSAL TO
          POSTPONE OR ADJOURN THE SPECIAL MEETING TO A LATER DATE
          TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF PROPOSAL 1 IN
          THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES FOR
          APPROVAL.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       103              3,000              3,000    04/19/2004

------------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORPORATION                                                       BLS                     Annual Meeting Date: 04/26/2004
Issuer: 079860                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     RATIFY THE INDEPENDENT AUDITOR                                Management            For                No         No

   03     APPROVE AMENDMENT TO ELECT DIRECTORS ANNUALLY                 Management            For                No         No

   04     APPROVE THE STOCK AND INCENTIVE COMPENSATION                  Management            For                No         No
          PLAN

   05     SHAREHOLDER PROPOSAL RE: EXECUTIVE COMPENSATION               Shareholder         Against              No         No

   06     SHAREHOLDER PROPOSAL RE: CEO COMPENSATION                     Shareholder         Against              No         No

   07     SHAREHOLDER PROPOSAL RE: DISCLOSURE OF POLITICAL              Shareholder         Against              No         No
          CONTRIBUTIONS

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       102              1,000              1,000    04/25/2004

------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS INC.                                                 VZ                      Annual Meeting Date: 04/28/2004
Issuer: 92343V                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     RATIFICATION OF INDEPENDENT AUDITOR                           Management            For                No         No

   03     CUMULATIVE VOTING                                             Shareholder         Against              No         No

   04     BOARD COMPOSITION                                             Shareholder         Against              No         No

   05     SEPARATE CHAIRMAN AND CEO                                     Shareholder         Against              No         No

   06     FUTURE POISON PILL                                            Shareholder           For                Yes        No

   07     SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS                       Shareholder         Against              No         No

   08     OPTIONS OR STOCK GRANTS BASED ON TRACKING STOCK               Management          Against              No         No

   09     DIVERSITY REPORT ON OPTION GRANTS TO EMPLOYEES                Management          Against              No         No

   10     REPORT ON POLITICAL CONTRIBUTIONS                             Shareholder         Against              No         No

   11     COLLECTION OF UNIVERSAL SERVICE AND NUMBER PORTABILIY         Shareholder         Against              No         No
          FEES

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       104              1,000              1,000    04/27/2004

------------------------------------------------------------------------------------------------------------------------------------
CINERGY CORP.                                                               CIN                     Annual Meeting Date: 05/04/2004
Issuer: 172474                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     RATIFICATION OF DELOITTE & TOUCHE LLP AS THE                  Management            For                No         No
          COMPANY S INDEPENDENT AUDITORS.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       108               500                500     05/03/2004

------------------------------------------------------------------------------------------------------------------------------------
EXTENDED STAY AMERICA, INC.                                                 ESA                     Special Meeting Date: 05/07/2004
Issuer: 30224P                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED              Management            For                No         No
          AS OF MARCH 5, 2004, BY AND AMONG THE COMPANY,
          BHAC CAPITAL IV, L.L.C. AND BHAC ACQUISITION
          IV, INC.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       101              1,000              1,000    05/06/2004

------------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORPORATION                                                UNS                     Annual Meeting Date: 05/07/2004
Issuer: 909205                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       106              15,000            15,000    05/06/2004

------------------------------------------------------------------------------------------------------------------------------------
MURPHY OIL CORPORATION                                                      MUR                     Annual Meeting Date: 05/12/2004
Issuer: 626717                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     APPROVE THE APPOINTMENT OF KPMG LLP AS INDEPENDENT            Management            For                No         No
          AUDITORS.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       102               500                500     05/10/2004

------------------------------------------------------------------------------------------------------------------------------------
THE MONY GROUP INC.                                                         MNY                     Special Meeting Date: 05/18/2004
Issuer: 615337                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     THE ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,             Management            For                No         No
          DATED AS OF SEPTEMBER 17, 2003, AMONG AXA FINANCIAL,
          INC., AIMA ACQUISITION CO. AND THE MONY GROUP
          INC., AS AMENDED BY AMENDMENT NO. 1 TO THE AGREEMENT
          AND PLAN OF MERGER, DATED FEBRUARY 22, 2004,
          PROVIDING FOR THE MERGER OF A WHOLLY OWNED SUBSIDIARY
          OF AXA FINANCIAL WITH AND INTO MONY.

   02     THE APPROVAL OF ANY PROPOSAL TO POSTPONE OR ADJOURN           Management            For                No         No
          THE SPECIAL MEETING TO A LATER DATE TO SOLICIT
          ADDITIONAL PROXIES WITH RESPECT TO PROPOSAL 1.

   03     THE APPROVAL OF THE STOCKHOLDER PROPOSAL, IF                  Shareholder         Against              No         No
          PRESENTED AT THE SPECIAL MEETING, AS DESCRIBED
          IN THE PROXY STATEMENT.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       102               500                500     05/16/2004


------------------------------------------------------------------------------------------------------------------------------------
DREYER'S GRAND ICE CREAM HOLDINGS, I                                                                Annual Meeting Date: 05/19/2004
Issuer: 261877                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     THE APPROVAL OF THE COMPANY S 2004 LONG-TERM                  Management            For                No         No
          INCENTIVE PLAN.

   03     THE APPROVAL OF PRICEWATERHOUSECOOPERS LLP AS                 Management            For                No         No
          THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE
          2004 FISCAL YEAR OF THE COMPANY.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       104               500                500     05/18/2004

------------------------------------------------------------------------------------------------------------------------------------
DUQUESNE LIGHT HOLDINGS, INC.                                                                       Annual Meeting Date: 05/27/2004
Issuer: 266233                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     APPROVAL OF AMENDMENTS TO THE 2002 LONG-TERM                  Management            For                No         No
          INCENTIVE PLAN

   03     RATIFICATION OF AUDITORS-DELOITTE & TOUCHE LLP                Management            For                No         No

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       105              1,000              1,000    05/26/2004

------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORPORATION                                                    L                      Annual Meeting Date: 06/09/2004
Issuer: 530718                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     APPROVAL OF THE LIBERTY MEDIA CORPORATION 2000                Management            For                No         No
          INCENTIVE PLAN (AS AMENDED AND RESTATED EFFECTIVE
          APRIL 19, 2004)

   03     RATIFICATION OF KPMG LLP AS OUR INDEPENDENT AUDITORS          Management            For                No         No
          FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       105              75,000            75,000    06/07/2004

------------------------------------------------------------------------------------------------------------------------------------
CIMA LABS INC.                                                             CIMA                     Special Meeting Date: 06/15/2004
Issuer: 171796                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER,           Management            For                No         No
          DATED AS OF NOVEMBER 3, 2003, AMONG CIMA LABS
          INC., CEPHALON, INC. AND C MERGERCO, INC., A
          WHOLLY-OWNED SUBSIDIARY OF CEPHALON, INC., PURSUANT
          TO WHICH C MERGERCO, INC. WILL BE MERGED WITH
          AND INTO CIMA LABS INC., AS MORE FULLY DESCRIBED
          IN THE PROXY STATEMENT.

   02     TO CONSIDER AND VOTE ON ANY PROPOSAL TO ADJOURN               Management            For                No         No
          OR POSTPONE THE SPECIAL MEETING TO A LATER DATE,
          INCLUDING TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT
          SUFFICIENT VOTES IN FAVOR OF ADOPTION OF THE MERGER
          AGREEMENT.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       105              5,000              5,000    06/14/2004

------------------------------------------------------------------------------------------------------------------------------------
QUAKER CITY BANCORP, INC.                                                  QCBC                     Special Meeting Date: 06/16/2004
Issuer: 74731K                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     TO CONSIDER AND VOTE UPON A PROPOSAL TO ADOPT                 Management            For                No         No
          THE AGREEMENT AND PLAN OF MERGER BETWEEN POPULAR,
          INC. AND THE COMPANY, DATED AS OF MARCH 18, 2004 (THE
          MERGER AGREEMENT ).

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       106              1,000              1,000    06/16/2004

------------------------------------------------------------------------------------------------------------------------------------
INTERPORE INTERNATIONAL, INC.                                              BONZ                     Special Meeting Date: 06/18/2004
Issuer: 46062W                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     APPROVAL AND ADOPTION OF THE AGREEMENT AND PLAN               Management            For                No         No
          OF MERGER, DATED AS OF MARCH 7, 2004, BY AND
          AMONG INTERPORE INTERNATIONAL, INC., A DELAWARE
          CORPORATION, BIOMET, INC., AN INDIANA CORPORATION,
          AND LAKER ACQUISITION CORP. I, A DELAWARE CORPORATION
          AND A WHOLLY-OWNED SUBSIDIARY OF BIOMET.

   02     ANY PROPOSAL PRESENTED BY INTERPORE S MANAGEMENT              Management            For                No         No
          TO ADJOURN OR POSTPONE THE SPECIAL MEETING TO
          A LATER DATE, BUT IN NO EVENT LATER THAN OCTOBER 1,
          2004, INCLUDING AN ADJOURNMENT OR POSTPONEMENT TO
          SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT
          VOTES IN FAVOR OF APPROVAL AND ADOPTION OF THE MERGER
          AGREEMENT.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       107              1,000              1,000    06/17/2004

------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETROLEUM COMPANY                                                                       Annual Meeting Date: 06/28/2004
Issuer: 780257                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   2A     FINALIZATION OF THE BALANCE SHEET AS AT DECEMBER              Management            For                No         No
          31, 2003, THE PROFIT AND LOSS ACCOUNT FOR THE YEAR 2003
          AND THE NOTES TO THE BALANCE SHEET AND THE PROFIT AND
          LOSS ACCOUNT.

   2B     DECLARATION OF THE TOTAL DIVIDEND FOR THE YEAR                Management            For                No         No
          2003.

   2C     DISCHARGE OF THE MANAGING DIRECTORS OF RESPONSIBILITY         Management            For                No         No
          IN RESPECT OF THEIR MANAGEMENT FOR THE YEAR 2003.

   2D     DISCHARGE OF THE MEMBERS OF THE SUPERVISORY BOARD             Management            For                No         No
          OF RESPONSIBILITY FOR THEIR SUPERVISION FOR THE
          YEAR 2003.

   03     APPOINTMENT OF MS. L.Z. COOK AS A MANAGING DIRECTOR           Management            For                No         No
          OF THE COMPANY.*

   04     APPOINTMENT OF MRS. CH. MORIN-POSTEL AS A MEMBER              Management            For                No         No
          OF THE SUPERVISORY BOARD.*

   05     APPOINTMENT OF MR. M.A. VAN DEN BERGH AS A MEMBER             Management            For                No         No
          OF THE SUPERVISORY BOARD OWING TO RETIREMENT
          BY ROTATION.*

   06     REDUCTION OF THE ISSUED SHARE CAPITAL WITH A                  Shareholder           For                No         No
          VIEW TO CANCELLA TION OF THE SHARES ACQUIRED
          BY THE COMPANY IN ITS OWN CAPITAL.

   07     AUTHORIZATION OF THE BOARD OF MANAGEMENT, PURSUANT            Management            For                No         No
          TO ARTICLE 98, BOOK 2 OF THE NETHERLANDS CIVIL CODE, AS
          THE COMPETENT BODY TO ACQUIRE SHARES IN THE CAPITAL OF
          THE COMPANY.

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       804              10,000            10,000    06/27//2004

------------------------------------------------------------------------------------------------------------------------------------
METRO-GOLDWYN-MAYER INC.                                                    MGM                     Annual Meeting Date: 06/29/2004
Issuer: 591610                                ISIN:
SEDOL:
------------------------------------------------------------------------------------------------------------------------------------

Vote Group: GLOBAL

Proposal                                                                 Proposal             Vote             Against   Contrary to
 Number   Proposal                                                         Type               Cast              Mgmt.     Policy
------------------------------------------------------------------------------------------------------------------------------------

   01     DIRECTOR                                                      Management            For                No         No

   02     RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS         Management            For                No         No

                                              Custodian                    Stock             Ballot             Voted      Vote
          Account Name                        Account                      Class             Shares            Shares      Date
          --------------------------------------------------------------------------------------------------------------------------

          GABELLI MATHERS FUND                9978301                       100              1,000              1,000    06/28/2004

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        The Gabelli Mathers Fund
           ---------------------------------------------------------------------

By (Signature and Title)*    /s/ Bruce N. Alpert
                          ------------------------------------------------------
                             Bruce N. Alpert, Principal Executive Officer
                             (Principal Executive Officer)
Date August 18, 2004
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.